Other Expense, Net (Schedule Of Other Expense, Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Other Nonoperating Income (Expense) [Abstract]
Interest income	$ (5)	$ (5)	$ (4)
Interest expense	81	73	70
Other	191	27	30
Other expense, net	$ 267	$ 95	$ 96